Income Taxes - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax (expense)/recovery	$ (10,659)	$ 10,659
Total income tax (recovery)/expense	$ (10,659)	$ 10,659	$ 0